Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,825	$ 4,828
At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	4,818	4,828
Over Time
Disaggregation of Revenue [Line Items]
Total revenue	7
Semiconductors Segment
Disaggregation of Revenue [Line Items]
Total revenue	4,825	4,828
Semiconductors Segment | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	4,710	4,828
Semiconductors Segment | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	115	0
Semiconductors Segment | At One Point in Time
Disaggregation of Revenue [Line Items]
Total revenue	4,818	4,828
Semiconductors Segment | At One Point in Time | Secure Chips
Disaggregation of Revenue [Line Items]
Total revenue	4,710	4,828
Semiconductors Segment | At One Point in Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	108	0
Semiconductors Segment | Over Time
Disaggregation of Revenue [Line Items]
Total revenue	7	0
Semiconductors Segment | Over Time | Certificates
Disaggregation of Revenue [Line Items]
Total revenue	$ 7	$ 0